Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Dec. 31, 2022
Events Unaudited Subsequent To The Date Of The Independent Auditors Report Abstract
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

30    Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Pursuant to the Agreement and Plan of Merger with KludeIn (the “Business Combination”), on March 23, 2023, the Company became a publicly listed company under the name of Near Intelligence, Inc. On March 24, 2023, following the consummation of the Business Combination, Near Intelligence, Inc.’s common stock and the Public Warrants began trading on Nasdaq under the symbols “NIR” and “NIRWW,” respectively. As a result of the Business Combination, Near Intelligence, Inc. received approximately $2.0 million from the KludeIn trust account and incurred approximately $25.4 million of related legal, financial advisory and other professional fees.

On March 31, 2023, Near Intelligence, Inc. entered into a Securities Purchase Agreement with certain investors in connection with the issuance and sale of (i) Convertible Debentures in an aggregate principal amount of $6.0 million and (ii) warrants to purchase an aggregate of 149,234 Warrant Shares of Common Stock.

On April 21, 2023, the Company entered into amendment to the Global Deed of Discharge and Release agreement and made full and final settlement of $998,859 and $1,650,000 towards deferred balances of Harbert loan facility and Deutsche Bank loan facility respectively. For details of deferred balances of Harbert loan facility and Deutsche Bank loan facility refer note 10.

The Company did not fully satisfy the Junior Capital Financing Conditions under the Financing Agreement on or prior to April 15, 2023 and, as a result, the Company was required to prepay all outstanding obligations under the Financing Agreement. The Company did not make such prepayment and its failure to comply with such mandatory prepayment obligations constituted an event of default under the Financing Agreement.

Further, (i) from April 15, 2023 until April 30, 2023, the Company was required to not permit its Liquidity (as defined in the Financing Agreement) to be less than the sum of (x) $15.0 million and (y) the DB/Harbert Deferred Payment Amount (as defined in the Financing Agreement), and (ii) from May 1, 2023 forward, the Company was required to not permit its Liquidity to be less than the sum of (x) $20.0 million and (y) the DB/Harbert Deferred Payment Amount. As of April 15, 2023 and May 1, 2023, the Company’s Liquidity was less than the minimums required under the Financing Agreement and, as a result, the Company was in breach of the applicable covenants and such breaches constituted events of default under the Financing Agreement (the “Liquidity Defaults”). In addition, the Liquidity Defaults constituted Specified Events of Default (as defined in the Financing Agreement), resulting in a 2.00% increase in the interest rate per annum until the date the Liquidity Defaults were cured or waived in writing and a $5.0 million deferred consent fee related to Consent and Amendment No. 2, which deferred consent fee would be added to the outstanding principal amount of the loans under the Financing Agreement.

On May 5, 2023, the Company entered into the Forbearance Agreement with Blue Torch (the “Initial Forbearance Agreement”), pursuant to which Blue Torch agreed to temporarily forbear from exercising its default-related rights and remedies against the Company solely with respect to the events of default related to the Junior Capital Financing Conditions and the Liquidity Defaults (collectively, the “Existing Defaults”) during the period beginning on the date of the Initial Forbearance Agreement and ending on the earlier to occur of (i) certain bankruptcy-related defaults under the Financing Agreement, (ii) the date on which Blue Torch delivers a notice terminating the forbearance period, which notice could be delivered at any time upon or after the occurrence of any Forbearance Default (as defined therein), or (iii) May 10, 2023. On May 10, 2023, the Company entered into another Forbearance Agreement with Blue Torch (the “Extended Forbearance Agreement”), which is substantially similar to the Initial Forbearance Agreement except that the forbearance period will end on the earlier to occur of (i) certain bankruptcy-related defaults under the Financing Agreement, (ii) the date on which Blue Torch delivers a notice terminating the forbearance period, which notice could be delivered at any time upon or after the occurrence of any Forbearance Default, or (iii) May 20, 2023.

Effective as of May 18, 2023, the Company entered into that certain Waiver and Amendment No. 3 to Financing Agreement (“Waiver and Amendment No. 3”) with Near Intelligence LLC, the Company’s subsidiary guarantors, Blue Torch and the Required Lenders, pursuant to which, among other things, (i) Blue Torch waived the Existing Defaults and (ii) the parties agreed to amend certain terms of the Financing Agreement relating to (x) the Junior Capital Financing Conditions, (y) the minimum Liquidity requirements and (z) the leverage ratios required for withdrawals of proceeds under the Financing Agreement. In accordance with Waiver and Amendment No. 3, on or prior to May 20, 2023 (or such later date as may be agreed in writing), the net cash proceeds from the issuance of Junior Capital after March 23, 2023, plus net cash proceeds from the trust account (the “Trust Account”) following the Business Combination, must be at least $21.0 million in the aggregate (the “Amended Junior Capital Financing Condition”). In addition, the Subsequent Financing Condition was eliminated. Furthermore, (i) from April 14, 2023 to May 20, 2023, the Company may not permit its Liquidity to be less than the sum of (x) $10.0 million and (y) the DB/Harbert Deferred Payment Amount (as defined in the Financing Agreement) reduced by $3.8 million, and (ii) from May 20, 2023 forward, the Company may not permit its Liquidity to be less than $20.0 million. Additionally, pursuant to Waiver and Amendment No. 3, the parties agreed that $2.0 million of a $5.0 million deferred consent fee payable under the Financing Agreement is due and payable as of May 18, 2023, and has been automatically paid-in-kind and capitalized on the outstanding principal amount of the loans. The remaining $3.0 million of the deferred consent fee will become due and payable (i) if as of May 20, 2023, (x) the Company fails to obtain net cash proceeds from the issuance of Junior Capital after March 23, 2023 of at least $20.0 million and (y) after giving effect to payment of all outstanding fees and expenses related to the Business Combination, pro forma liquidity is not at least $32.0 million, or (ii) upon occurrence of certain other events of default under the Financing Agreement.

As described below, on May 18, 2023, the Company raised additional Junior Capital in an amount which, together with the net proceeds from the issuance of the Part A-1 Convertible Debentures and the Trust Account, equaled or exceeded $21.0 million. Accordingly, the Company has satisfied the Amended Junior Capital Financing Condition.

On May 18, 2023, the Company entered into a securities purchase agreement (the “Part A-2 Purchase Agreement”) with the investors listed on Schedule I thereto (the “Part A-2 Investors”), in connection with the issuance and sale by the Company of (i) convertible debentures in an aggregate principal amount of $2,500,000 (the “Part A-2 Convertible Debentures”) and (ii) warrants (the “Part A-2 Warrants”) to purchase an aggregate of 62,500 shares of Common Stock. Also on May 18, 2023, the Company entered into a securities purchase agreement (the “Part B Purchase Agreement”) with the investors listed on Schedule I thereto (the “Part B Investors” and together with the Part A-2 Investors, the “Part A-2/Part B Investors”), in connection with the issuance and sale by the Company of (i) convertible debentures in an aggregate principal amount of $11,440,217 (the “Part B Convertible Debentures”) and (ii) an aggregate of 263,125 shares of Common Stock (the “Commitment Fee Shares”). The Part B Convertible Debentures were issued at an original issue discount of 8%, resulting in aggregate gross proceeds to the Company of $10,525,000.

The Part A-2 Convertible Debentures bear interest at an annual rate of 0.01% and will mature on the date that is the later of (i) February 2, 2027 and (ii) 90 days after the final maturity date of the term loans issued pursuant to the Financing Agreement. The Part B Convertible Debentures bear interest at an annual rate of 10% and will mature on the date that is the later of (i) the one-year anniversary of the issuance date of the Part B Convertible Debentures or (ii) the earlier of (a) 90 days after the final maturity date of the term loans issued pursuant to the Financing Agreement or (b) the termination or repayment of the term loans issued pursuant to the Financing Agreement. The interest rate is subject to increase to 15% upon the occurrence and during the continuance of any Event of Default (as defined therein). The maturity date of any Part A-2 Convertible Debenture or Part B Convertible Debenture may be extended at the option of the applicable Part A-2/Part B Investor. The Part A-2 Convertible Debentures and Part B Convertible Debentures are subordinate to all obligations of the Company to Blue Torch under the Financing Agreement, including Blue Torch’s security interests in the Company’s property.

Subject to the Stockholder Approval Requirement (as defined below), beginning November 14, 2023, any portion of the outstanding and unpaid principal amount of the Part A-2 Convertible Debentures, together with any accrued but unpaid interest, may be converted into shares of Common Stock based on a conversion price of the lower of (i) $10.01, or (ii) 75% of the average of the daily VWAPs (as defined below) during the 20 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than a floor price of $0.45 (the “Floor Price”).

Subject to the Stockholder Approval Requirement, any portion of the outstanding and unpaid principal amount of the Part B Convertible Debentures, together with any redemption premium and accrued but unpaid interest, may be converted into shares of Common Stock based on a conversion price of the lower of (i) $2.23, or (ii) 90.0% of the lowest daily VWAP of the Common Stock during the seven consecutive trading days prior to the conversion date, but not lower than the Floor Price.

Subject to a subordination agreement among Blue Torch and the Part B Investors, the Company may, at its option, elect to redeem a portion or all amounts outstanding under either Part B Convertible Debenture in cash, plus a 5% redemption premium on the amount to be redeemed, provided that (i) the last reported closing price of the

Common Stock is less than $2.23 and (ii) the Company provides the applicable holder with at least five business days’ prior written notice of its desire to exercise such redemption right. Upon receipt of a redemption notice, a holder shall have five business days to elect to convert all or any portion of its Part B Convertible Debenture in lieu of redemption.

For purposes of the Convertible Debentures, “VWAP” means the daily dollar volume-weighted average price for such security on the Nasdaq Global Market as reported by Bloomberg through its “Historical Prices – Px Table with Average Daily Volume” functions.

Except for YA II PN, Ltd. (“Yorkville”), no Part A-2/Part B Investor may convert its Convertible Debentures until the transactions contemplated by the Securities Purchase Agreements have been approved by the Company’s stockholders in accordance with Nasdaq Listing Rule 5635(d) (the “Stockholder Approval Requirement”). Yorkville may convert its Part B Convertible Debenture so long as the aggregate number of shares of Common Stock issued pursuant to its Part B Convertible Debenture does not exceed 6,004,000 shares (the “Exchange Cap”), provided, however, that the foregoing restriction will no longer apply upon satisfaction of the Stockholder Approval Requirement. Furthermore, the Convertible Debentures may not be converted into shares of Common Stock to the extent such conversion would result in the applicable Investor and its affiliates having beneficial ownership of more than 4.99% (or in the case of one investor, 9.99%) of the Company’s then outstanding shares of Common Stock, provided that this limitation may be waived by the Investor upon not less than 65 days’ prior notice to the Company.

The Part A-2 Warrants have an exercise price of $0.01, subject to certain adjustments. The Part A-2 Warrants will be immediately exercisable into shares of Common Stock upon satisfaction of the Stockholder Approval Requirement and expire at 5:00 p.m. Eastern Time on May 18, 2027. No portion of the Part A-2 Warrants may be exercised to the extent that, after giving effect to such exercise, the applicable Part A-2 Investor and its affiliates would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise, provided that this limitation may be waived by the Part A-2 Investor upon not less than 65 days’ prior notice to the Company.

The Part B Convertible Debentures provide that, upon the occurrence of a Trigger Event (as defined below) and subject to a Subordination Agreement among the Part B Investors and Blue Torch (the “Part B Subordination Agreement”), the Company must make monthly cash payments against the principal amount then outstanding in an amount equal to $1,000,000 of the principal amount of such Part B Convertible Debenture plus accrued and unpaid interest thereon, if any, plus a redemption premium of 5% of the triggered payment amount (each, a “Trigger Payment” and collectively, the “Trigger Payments”). A “Trigger Event” occurs if (i) the daily VWAP is less than the Floor Price for five trading days during a period of seven consecutive trading days (the “Floor Price Trigger”) or (ii) in the case of Yorkville only, at any time on or after July 31, 2023 the Company has issued in excess of 95% of the Common Stock available under the Exchange Cap (the “Exchange Cap Trigger”). The Company’s obligation to make Trigger Payments shall be reduced by an amount equal to any portion of the principal amount of such Part B Convertible Debenture, together with any accrued and unpaid interest, that, following the applicable Trigger Date, is converted into shares of Common Stock at the option of the holder. The Company’s obligation to make Trigger Payments will continue until, in the case of a Floor Price Trigger, the fifth consecutive trading day that the VWAP is greater than 110% of the Floor Price, or, with respect to an Exchange Cap Trigger, the Company has obtained stockholder approval to increase the number of shares of Common Stock under the Exchange Cap and/or the Stockholder Approval Requirement has been satisfied.

In connection with Yorkville’s investment in the Part B Convertible Debentures, entities affiliated with certain officers of the Company (collectively, the “Stockholder Guarantors”) entered into a Guaranty in favor of Yorkville (the “Stockholder Guaranty”). Pursuant to the Stockholder Guaranty, upon failure of the Company to make any Trigger Payment when due, including in the event the Company is unable to make a Trigger Payment as a result of the Part B Subordination Agreement, the Stockholder Guarantors will be obligated to make such Trigger Payment to Yorkville. Upon receipt of a Trigger Payment from any Stockholder Guarantor, Yorkville will transfer to such Stockholder Guarantor a portion of the Part B Convertible Debenture in an amount equal to the Trigger Payment received, less the redemption premium. Each Stockholder Guarantor also agreed to certain lock-up provisions during the term of the Stockholder Guaranty.